Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-agency mortgage-backed securities | Balance of the portfolio
Analysis of amounts relating to credit losses on debt securities recognized in earnings
Average prepayment rate (as a percent)	16.70%		13.70%
Default rate (as a percent)	7.60%		8.00%
Average severity (as a percent)	50.90%		50.40%
Available-for-sale
Analysis of amounts relating to credit losses on debt securities recognized in earnings
Balance at beginning of period	$ 271	$ 930	$ 930	$ 2,143	$ 545
Other-than-temporary-impairment not previously recognized		173	173	50	291
Additional increase for which an other-than-temporary impairment was previously recognized related to credit losses		27	27	247	1,161
Other-than-temporary impairment previously recognized in securities sold		(679)	(679)
Realized losses during the period	(46)	(136)	(180)	(1,510)	(94)
Balance related to credit losses on debt securities at end of period	$ 225	$ 315	$ 271	$ 930	$ 2,143